EQUITY (Q3) (Detail Textual 3) - Long Term Stock Incentive Plan (LTT)	9 Months Ended
Mar. 31, 2017 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage total number of connections	50.00%
Percentage adjusted EBITDA earned	50.00%
Chief Executive Officer ("CEO")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares awarded on target achievement	150.00%
Officers compensation	$ 675,000
Chief Services Officer ("CSO")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares awarded on target achievement	100.00%
Officers compensation	$ 250,000
Chief Financial Officer ("CFO")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares awarded on target achievement	75.00%
Officers compensation	$ 103,125
Maximum | Chief Executive Officer ("CEO")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares awarded on target achievement	225.00%
Officers compensation	$ 1,012,500
Maximum | Chief Services Officer ("CSO")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares awarded on target achievement	150.00%
Officers compensation	$ 375,000
Maximum | Chief Financial Officer ("CFO")
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of shares awarded on target achievement	112.50%
Officers compensation	$ 154,688